RiverPark Large Growth Fund

June 30, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 95.6%**
Communication Services – 20.3%
Alphabet, Cl A *	7,808	$935
Alphabet, Cl C *	7,778	941
Meta Platforms, Cl A *	5,992	1,720
Netflix *	3,015	1,328
Pinterest, Cl A *	28,637	783
Snap, Cl A *	69,527	823
Walt Disney *	13,722	1,225
		7,755
Consumer Discretionary – 11.0%
Amazon.com *	12,609	1,644
Booking Holdings *	409	1,104
Lululemon Athletica *	1,097	415
Nike, Cl B	9,454	1,044
		4,207
Consumer Staples – 1.2%
Costco Wholesale	893	481

Financials – 18.2%
Adyen ADR	54,644	945
Blackstone, Cl A	13,222	1,229
Charles Schwab	17,597	997
KKR	14,965	838
Mastercard, Cl A	3,254	1,280
PayPal Holdings *	11,204	748
Visa, Cl A	3,922	931
		6,968
Health Care – 7.6%
Illumina *	3,748	703
Intuitive Surgical *	3,485	1,192
UnitedHealth Group	1,129	542
Zoetis, Cl A	2,827	487
		2,924
Industrials – 4.1%
Uber Technologies *	36,557	1,578

Information Technology – 33.2%
Adobe *	1,750	856
Apple	9,414	1,826
Autodesk *	3,968	812
Datadog, Cl A *	7,441	732
Five9 *	9,647	795
Intuit	1,823	835
Microsoft	5,887	2,005

Description	Shares	Value (000)
NVIDIA	2,623	$1,109
RingCentral, Cl A *	17,263	565
ServiceNow *	1,626	914
Shopify, Cl A *	20,615	1,332
Workday, Cl A *	4,046	914
		12,695
Total Common Stock
(Cost $22,017) (000)		36,608

Total Investments — 95.6%
(Cost $22,017) (000)		$36,608

Percentages are based on Net Assets of $38,281 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2500

Wedgewood Fund

June 30, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 95.7%**
Communication Services – 16.8%
Alphabet, Cl A *	17,753	$2,125
Meta Platforms, Cl A *	9,349	2,683
		4,808
Consumer Discretionary – 12.1%
Booking Holdings *	441	1,191
Pool	2,456	920
Tractor Supply	6,089	1,346
		3,457
Energy – 1.5%
Texas Pacific Land	334	440

Financials – 13.7%
PayPal Holdings *	20,039	1,337
S&P Global	1,710	686
Visa, Cl A	8,001	1,900
		3,923
Health Care – 9.0%
Edwards Lifesciences *	12,845	1,212
UnitedHealth Group	2,835	1,362
		2,574
Industrials – 10.1%
Copart *	18,276	1,667
Old Dominion Freight Line	3,307	1,223
		2,890
Information Technology – 32.5%
Apple	12,205	2,367
CDW	7,677	1,409
Microsoft	4,845	1,650
Motorola Solutions	7,114	2,086
Taiwan Semiconductor Manufacturing ADR	17,466	1,763
		9,275
Total Common Stock
(Cost $17,418) (000)		27,367

Total Investments — 95.7%
(Cost $17,418) (000)		$27,367

Percentages are based on Net Assets of $28,591 (000).
*	Non-income producing security.
**	More Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

ADR — American Depositary Receipt
Cl — Class

RPF-QH-001-2500

RiverPark Short Term High Yield Fund

June 30, 2023 (Unaudited)

Description		Face Amount (000)‡	Value (000)
Schedule of Investments
Corporate Obligations — 55.2%
Communication Services – 10.2%
Charter Communications Operating
6.949%, ICE LIBOR USD 3 Month + 1.650%, 02/01/24 (a)		3,146	$3,160
4.500%, 02/01/24		9,420	9,338
Opnet
9.848%, Euribor 3 Month + 6.250%, 08/09/23 (a) (b)	EUR	19,254	21,142
TEGNA
4.750%, 03/15/26 (b)		16,239	15,520
TWDC Enterprises 18
7.550%, 07/15/93		13,403	13,814
Warnermedia Holdings
3.528%, 03/15/24		450	442
3.428%, 03/15/24		17,066	16,760
			80,176
Consumer Discretionary – 15.0%
Cengage Learning
9.500%, 06/15/24 (b)		2,124	2,125
Ford Motor Credit
3.370%, 11/17/23		20,317	20,129
Scientific Games International
8.625%, 07/01/25 (b)		13,433	13,731
Taylor Morrison Communities
5.625%, 03/01/24 (b)		15,922	15,817
Valvoline
4.250%, 02/15/30 (b)		18,350	17,987
Viking Cruises
13.000%, 05/15/25 (b)		37,708	39,619
Yum! Brands
3.875%, 11/01/23		9,705	9,630
			119,038
Consumer Staples – 5.7%
Performance Food Group
6.875%, 05/01/25 (b)		18,980	19,015
Quatrim SAS
5.875%, 01/15/24 (b)	EUR	8,000	6,060
Spectrum Brands
5.750%, 07/15/25		20,155	20,155
			45,230

Description		Face Amount (000)‡	Value (000)
Energy – 1.2%
Calumet Specialty Products Partners
9.250%, 07/15/24 (b)		435	$436
PDC Energy
6.125%, 09/15/24		8,843	8,847
			9,283
Financials – 1.5%
Brookfield Finance
4.000%, 04/01/24		3,711	3,660
StoneX Group
8.625%, 06/15/25 (b)		7,702	7,785
			11,445
Health Care – 5.2%
Columbia Care
13.000%, 05/14/24		9,870	9,693
9.500%, 02/03/26 (b)		8,000	7,175
Trulieve Cannabis
9.750%, 06/18/24		25,658	24,375
			41,243
Industrials – 4.5%
Fortune Brands Innovations
4.000%, 09/21/23		6,350	6,323
Hawaiian Airlines Pass-Through Certificates, Ser 2013-1, Cl A
3.900%, 01/15/26		5,280	4,669
Icahn Enterprises
4.750%, 09/15/24		4,906	4,690
IEA Energy Services
6.625%, 08/15/29 (b)		8,025	7,744
Lakers Group
9.570%, NIBOR 3 Month + 5.500%, 06/09/25 (a)	NOK	65,600	6,310
Uber Technologies
7.500%, 05/15/25 (b)		5,526	5,598
			35,334
Information Technology – 5.6%
Deutsche Telekom International Finance BV
2.485%, 09/19/23 (b)		5,139	5,131
Infor
1.450%, 07/15/23 (b)		17,224	17,194
Sprint
7.875%, 09/15/23		22,667	22,742
			45,067

RiverPark Short Term High Yield Fund

June 30, 2023 (Unaudited)

Description	Face Amount (000)‡	Value (000)
Materials – 6.3%
Ball Corp
4.000%, 11/15/23	26,260	$26,087
Copper Mountain Mining
8.000%, 04/09/26 (b)	23,552	23,905
		49,992
Total Corporate Obligations
(Cost $444,020) (000)		436,808

Commercial Paper — 26.1%
Communication Services – 5.0%
Paramount Global
5.830%, 08/04/23 (c)	13,940	13,861
Thomson Reuters
5.500%, 07/13/23 (c)	6,224	6,212
Walt Disney
5.467%, 09/19/23 (c)	20,000	19,759
		39,832
Consumer Discretionary – 2.6%
General Motors
5.672%, 08/23/23 (c)	12,637	12,527
5.595%, 08/03/23 (c)	8,070	8,027
		20,554
Consumer Staples – 4.5%
Bacardi Martini
5.761%, 07/12/23 (c)	10,000	9,983
Constellation Brands
5.610%, 07/07/23 (c)	9,464	9,454
Walgreens
5.993%, 07/13/23 (c)	16,030	15,996
		35,433
Financials – 1.0%
Crown Castle
5.906%, 07/06/23 (c)	7,698	7,691

Health Care – 1.5%
Bayer
6.073%, 08/28/23 (b) (c)	12,000	11,894

Industrials – 4.3%
Jabil
5.983%, 07/14/23 (c)	23,884	23,831
Parker-Hannifin
5.508%, 10/02/23 (c)	10,786	10,623
		34,454
Information Technology – 2.6%
HP
5.259%, 07/12/23 (c)	20,673	20,637

Description	Face Amount (000)‡	Value (000)
Materials – 4.6%
EIDP
5.716%, 09/18/23 (c)	9,013	$8,908
FMC
5.926%, 07/20/23 (c)	21,573	21,502
Nutrien
5.596%, 08/04/23 (c)	5,922	5,891
		36,301
Total Commercial Paper
(Cost $206,822) (000)		206,796

Bank Loan Obligations — 8.8%
Chemicals, Plastics and Rubber – 1.2%
Univar Solutions USA Inc., Term B-5 Loan, 1st Lien
7.538%, 11/13/26	9,396	9,391

Communication Services – 3.0%
Live Nation Entertainment, Inc., Term Loan, 1st Lien
0.000%, 10/17/24 (d)	12,759	12,559
Univision Communications, 1st Lien
7.943%, 03/15/24	11,086	11,094
		23,653
Energy – 1.2%
Keane Group Holdings, LLC, Term Loan
8.688%, 05/19/25 (a) (d)	10,000	9,992

Health Care – 2.1%
Horizon Therapeutics USA, Inc., Term B-2 Loan
6.954%, 03/15/28	16,664	16,607

Materials – 1.3%
Diamond BC, Term Loan, 1st Lien
8.057%, 09/29/28	10,305	10,288

Total Bank Loan Obligations
(Cost $70,237) (000)		69,931

RiverPark Short Term High Yield Fund

June 30, 2023 (Unaudited)

Description		Face Amount (000)‡/ Shares/ Number of Rights/ Warrants	Value (000)
Convertible Bond — 7.0%
Health Care – 7.0%
Oak Street Health
0.384%, 03/15/26 (c)		55,209	$55,099

Total Convertible Bond
(Cost $54,638) (000)			55,099

Special Purpose Acquisition Companies — 1.0%
Common Stock– 1.0%
Diversified Financials – 1.0%
Alpha Partners Technology Merger, Cl A *		211,450	2,199
Alpha Partners Technology Merger Founder Shares, Cl A * (e) (f)		45,106	2
AxonPrime Infrastructure Acquisition Founder Shares, Cl A * (e) (f)		22,000	—
Learn CW Investment, Cl A *		209,050	2,191
M3-Brigade Acquisition III, Cl A *		358,543	3,747
			8,139
Rights– 0.0%
Diversified Financials – 0.0%
Broad Capital Acquisition		100,300	13

Warrants– 0.0%
Diversified Financials – 0.0%
Hambro Perks Acquisition *
Expires 1/7/2026, Strike Price 11.50*	GBP	309,843	—

Total Special Purpose Acquisition Companies
(Cost $7,715) (000)			8,152

Total Investments — 98.1%
(Cost $783,432) (000)			$776,786

A list of the open forward foreign currency contracts held by the Fund at June 30, 2023, is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	07/06/23	USD	723	SEK	7,808	$1
Brown Brothers Harriman	07/06/23	USD	3,019	EUR	2,804	41
Brown Brothers Harriman	07/06/23	SEK	7,808	USD	720	(4)
Brown Brothers Harriman	07/06/23	NOK	4,523	USD	408	(13)
Brown Brothers Harriman	07/06/23	EUR	29,475	USD	31,574	(591)
Brown Brothers Harriman	07/12/23	NOK	63,661	USD	5,907	(26)
						$(592)

Percentages are based on Net Assets of $791,801 (000).
‡	In U.S. Dollar unless otherwise indicated.
*	Non-income producing security.
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2023, these securities amounted to $237,879 (000) or 30.0% of Net Assets.
(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(d)	Unsettled bank loan. Interest rate may not be available.
(e)	Level 3 security in accordance with fair value hierarchy.
(f)	Security is fair valued.

RiverPark Short Term High Yield Fund

June 30, 2023 (Unaudited)

Cl — Class
EUR — Euro
EURIBOR— Euro London Interbank Offered Rate
GBP— Great British Pound Sterling
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
NOK — Swedish Krona
SEK — Norwegian Krona
USD — U.S. Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

RPF-QH-001-2500

RiverPark Long/Short Opportunity Fund

June 30, 2023 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 83.9%**
Communication Services – 19.5%
Alphabet, Cl A *	9,294	$1,112
Alphabet, Cl C *	9,239	1,118
Meta Platforms, Cl A *(a)	6,372	1,828
Netflix *	3,459	1,524
Pinterest, Cl A *	35,126	960
Snap, Cl A *	85,349	1,011
Walt Disney *	16,802	1,500
		9,053
Consumer Discretionary – 10.6%
Amazon.com *	14,272	1,861
Booking Holdings *	468	1,264
Lululemon Athletica *	1,417	536
Nike, Cl B	11,646	1,285
		4,946
Consumer Staples – 1.3%
Costco Wholesale	1,107	596

Financials – 14.2%
Adyen ADR	63,115	1,091
Blackstone, Cl A (b)	15,434	1,435
KKR	18,461	1,034
Mastercard, Cl A (a)	2,539	999
PayPal Holdings *	13,814	922
Visa, Cl A	4,611	1,095
		6,576
Health Care – 8.2%
Illumina *	5,003	938
Intuitive Surgical *	4,319	1,477
UnitedHealth Group	1,514	728
Zoetis, Cl A	3,822	658
		3,801
Industrials – 3.6%
Uber Technologies *	39,196	1,692

Information Technology – 26.5%
Adobe *	1,921	939
Apple	11,404	2,212
Autodesk *	4,385	897
Datadog, Cl A *	8,852	871
Five9 *	13,353	1,101
Intuit	2,093	959
Microsoft	7,240	2,465
NVIDIA (a)	268	113

Description	Shares	Value (000)
ServiceNow *	1,860	$1,045
Shopify, Cl A *	23,072	1,491
Workday, Cl A *(a)	980	222
		12,315
Total Common Stock
(Cost $24,847) (000)		38,979

Total Investments — 83.9%
(Cost $24,847) (000)		$38,979

RiverPark Long/Short Opportunity Fund

June 30, 2023 (Unaudited)

 A list of open swap agreements held by the Fund at June 30, 2023 was as follows:

Long Exposure
Company Reference	Counterparty	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Apprecation/ (Depreciation) (000)†
Charles Schwab	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	05/01/2024	$1,194	$1,250	$56
Mastercard, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	07/09/2024	398	421	23
Meta Platforms, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	10/30/2023	100	208	108
NVIDIA	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	04/26/2024	631	990	359
Ringcentral	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	02/22/2024	888	777	(111)
Workday, Class A	Goldman Sachs International	USD-SOFR + 0.61%	Maturity	09/28/2023	560	737	177
					$3,771	$4,383	$612

Short Exposure
Company Reference	Counterparty	Fund Receives	Fund Pays	Payment Frequency[1]	Maturity Date	Notional Amount (000)	Value (000)	Net Unrealized Apprecation/ (Depreciation) (000)†
Aramark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2024	$(220)	$(240)	$(20)
Ares Management, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/12/2023	(322)	(408)	(86)
Capital One Financial	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/19/2024	(323)	(370)	(47)
Carmax	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(313)	(421)	(108)
Clorox Co	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	07/17/2023	(276)	(284)	(8)
Delta Air Lines	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(307)	(396)	(89)
Discover Financial Services	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/15/2023	(370)	(455)	(85)
Draftkings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	(69)	(113)	(44)
Five Below	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/06/2024	(163)	(160)	3
Flex Ltd.	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/06/2024	(344)	(437)	(93)
Hilton Worldwide Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	04/25/2024	(327)	(353)	(26)
Industrial Select Sector SPDR ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(1,036)	(1,071)	(35)
Invesco QQQ Trust ETF	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(1,086)	(1,194)	(108)
iShares Expanded Tech Software Sector ETF	Goldman Sachs International	USD-SOFR	-0.80%	Maturity	04/19/2024	(889)	(925)	(36)
iShares MSCI Eurozone ETF	Goldman Sachs International	USD-SOFR	-1.08%	Maturity	01/18/2024	(1,669)	(1,879)	(210)
Kimberly-Clark	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(270)	(273)	(3)
Las Vegas Sands	Goldman Sachs International	USD-SOFR	-1.00%	Maturity	01/18/2024	(223)	(238)	(15)
Lyondellbasell Industries N.V., Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/07/2023	(335)	(368)	(33)
Marriott International, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	11/24/2023	(327)	(384)	(57)
Planet Fitness, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	09/12/2023	(220)	(216)	4
Ralph Lauren, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	03/13/2024	(326)	(367)	(41)
SPDR S&P Homebuilders ETF	Goldman Sachs International	USD-SOFR	-1.00%	Maturity	04/19/2024	(521)	(602)	(81)
Squarespace	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	06/22/2023	(220)	(235)	(15)
United Airlines Holdings	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/18/2024	(204)	(278)	(74)
Zillow Group, Class A	Goldman Sachs International	USD-SOFR	-0.50%	Maturity	01/10/2024	(271)	(294)	(23)
						$(10,631)	$(11,961)	$(1,330)

1	The payment frequency is the maturity date of each swap contract or the settlement date of a closing transaction, whichever comes first.
†	Inclusive of accrued dividends and interest related to Total Return Swaps.

Percentages are based on Net Assets of $46,445 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Underlying security for a Total Return Swap.
(b)	This security or a partial position of this security has been committed as collateral for Total Return Swaps. The aggregate market value of the collateral as of June 30, 2023 was $630(000).

Cl — Class
ETF — Exchange Traded Fund
MSCI — Morgan Stanley Capital International
SOFR — Secured Overnight Financing Rate
SPDR — Standard & Poor’s Depository Receipt
S&P — Standard & Poor’s
USD — United States Dollar

Amounts designated as “—” are $0 or have been rounded to $0.

RPF-QH-001-2500

RiverPark Floating Rate CMBS Fund

June 30, 2023 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Commercial Mortgage-Backed Securities — 97.7%
Non-Agency Mortgage-Backed Obligation – 97.7%
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl G
9.162%, TSFR1M + 4.014%, 01/15/34 (a) (b)	$226	$212
BX Commercial Mortgage Trust, Ser 2020-VKNG, Cl G
8.512%, TSFR1M + 3.364%, 10/15/37 (a) (b)	1,190	1,135
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl F
8.262%, TSFR1M + 3.114%, 01/15/34 (a) (b)	904	862
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
7.593%, ICE LIBOR USD 1 Month + 2.400%, 09/15/36 (a) (b)	500	466
BX Commercial Mortgage Trust, Ser 2019-XL, Cl G
7.562%, TSFR1M + 2.414%, 10/15/36 (a) (b)	876	859
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl F
7.544%, ICE LIBOR USD 1 Month + 2.350%, 06/15/38 (a) (b)	1,939	1,851
BX Commercial Mortgage Trust, Ser 2021-MFM1, Cl E
7.512%, TSFR1M + 2.364%, 01/15/34 (a) (b)	904	870
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F
7.437%, ICE LIBOR USD 1 Month + 2.244%, 10/15/38 (a) (b)	2,780	2,634
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl E
7.193%, ICE LIBOR USD 1 Month + 2.000%, 09/15/36 (a) (b)	1,896	1,789
BX Commercial Mortgage Trust, Ser 2021-VINO, Cl E
7.145%, ICE LIBOR USD 1 Month + 1.952%, 05/15/38 (a) (b)	1,500	1,425
BX Commercial Mortgage Trust, Ser 2021-SOAR, Cl E
6.994%, ICE LIBOR USD 1 Month + 1.800%, 06/15/38 (a) (b)	969	929

Description	Face Amount (000)	Value (000)
BX Commercial Mortgage Trust, Ser 2021-CIP, Cl D
6.864%, ICE LIBOR USD 1 Month + 1.671%, 12/15/38 (a) (b)	$1,500	$1,432
BX Commercial Mortgage Trust, Ser 2021-ACNT, Cl A
6.044%, ICE LIBOR USD 1 Month + 0.850%, 11/15/38 (a) (b)	1,460	1,423
BX Trust, Ser 2022-IND, Cl E
9.134%, TSFR1M + 3.987%, 04/15/37 (a) (b)	1,831	1,772
BX Trust, Ser 2019-MMP, Cl F
7.985%, ICE LIBOR USD 1 Month + 2.792%, 08/15/36 (a) (b)	2,985	2,886
CAMB Commercial Mortgage Trust, Ser 2019-LIFE, Cl G
8.443%, ICE LIBOR USD 1 Month + 3.250%, 12/15/37 (a) (b)	2,660	2,570
Cold Storage Trust, Ser 2020-ICE5, Cl F
8.686%, ICE LIBOR USD 1 Month + 3.492%, 11/15/37 (a) (b)	2,949	2,876
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
7.843%, ICE LIBOR USD 1 Month + 2.650%, 05/15/36 (a) (b)	1,776	1,735
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl E
11.087%, TSFR1M + 5.940%, 10/15/39 (a) (b)	1,000	990
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl C
8.640%, TSFR1M + 3.493%, 10/15/39 (a) (b)	2,000	1,979
JP Morgan Chase Commercial Mortgage Securities, Ser 2021-MHC, Cl E
7.712%, TSFR1M + 2.564%, 04/15/38 (a) (b)	1,300	1,248
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl F
7.312%, TSFR1M + 2.164%, 12/15/37 (a) (b)	975	931
MHP, Ser 2022-MHIL, Cl E
7.758%, TSFR1M + 2.611%, 01/15/27 (a) (b)	972	916
MHP, Ser 2021-STOR, Cl F
7.393%, ICE LIBOR USD 1 Month + 2.200%, 07/15/38 (a) (b)	1,500	1,418

RiverPark Floating Rate CMBS Fund

June 30, 2023 (Unaudited)

Description	Face Amount (000)	Value (000)
OPG, Ser 2021-PORT F
7.141%, ICE LIBOR USD 1 Month + 1.948%, 10/15/36 (a) (b)	$666	$624
TTAN, Ser 2021-MHC, Cl D
6.944%, ICE LIBOR USD 1 Month + 1.750%, 03/15/38 (a) (b)	1,574	1,530
Total Commercial Mortgage-Backed Securities
(Cost $38,376) (000)		37,362

Total Investments — 97.7%
(Cost $38,376) (000)		$37,362

Percentages are based on Net Assets of $38,227 (000).
(a)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(b)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees. At June 30, 2023, these securities amounted to $37,362 (000) or 97.7% of Net Assets.

Cl — Class
ICE— Intercontinental Exchange
LIBOR— London Interbank Offered Rate
Ser — Series
TSFR1M — Term Secured Overnight Finance Rate 1-Month
USD — U.S. Dollar

RPF-QH-001-2500